UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code:1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Semi-Annual Report
October 31, 2020

IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725.
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at newyorklifeinvestments.com or by calling 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.
New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

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Shareholder Letter (unaudited)

Shareholder:
We are pleased to present you with this semiannual report for IndexIQ Active ETF Trust for the six months ended October 31, 2020.
Although the global coronavirus pandemic continued to afflict populations and economies around the world, most broad U.S. and international stock and bond markets gained ground during the reporting period, rebounding from steep, earlier, pandemic-related declines. The backdrop for the reporting period was set in February and March 2020 as COVID-19 spread worldwide. Governments struggled to support overburdened health care systems by issuing “stay-at-home” orders and placing restrictions on nonessential activity. These responses slowed global economic activity, driving stock and bond indices sharply lower worldwide. Emergency monetary and fiscal measures promised economic relief, and by early April, market sentiment began to improve. Some sectors of the global economy remained depressed and many questions surrounding the pandemic had yet to be answered. Nevertheless, investors looked forward to a gradual lessening of restrictions on nonessential businesses, the possibility of additional stimulus and apparent progress in the development of a vaccine.
As the reporting period began on May 1, 2020, most broad stock and bond indices had already recovered much of the ground they lost in February and March. Markets continued to advance for much of the reporting period. However, a resurgence of coronavirus cases in many parts of the country and uncertainties related to the November 3, 2020, U.S. presidential election caused the rally to falter as the reporting period drew to a close.
Nevertheless, for the reporting period as a whole, most stock and bond markets delivered strong gains as risk-on conditions prevailed. Within the fixed-income market, this environment tended to favor lower credit quality and longer duration securities. U.S. Treasury securities, which had seen sharp price increases during the flight to safety at the height of the market sell-off, lagged most other fixed-income sectors. Within the municipal bond market, issuers and sectors considered to have direct ‘front line’ exposure to the economic shutdown experienced mixed performance as the market sought to evaluate the severity of the impact on an issuer-by-issuer basis. In this environment, more credit-sensitive municipal bonds underperformed. By contrast, insured bonds performed relatively well due to their perceived credit attributes.
As of October 31, 2020, it appeared likely that some municipal bond sectors — including infrastructure, hospitals, state and local governments and higher education — could face continuing headwinds from the economic consequences of the pandemic. The magnitude of the impact is likely to be a function of the duration and the severity of the crisis, as well as the specific geographic location of the credits. IndexIQ Active ETFs are designed to respond to rapidly changing market conditions. Our bond management teams assess the factors that determine which issuers are most likely to survive — and thrive — in these challenging times.
Although the pandemic continues to change the way that many of us work and live our lives, at New York Life Investments, we remain dedicated to providing you, as an IndexIQ investor, with high-impact, low-cost solutions to help you to navigate today’s rapidly changing investment environment. By taking appropriate steps to minimize community spread of COVID-19 within our organization and despite the challenges posed by the coronavirus pandemic, we continue to innovate with you in mind, providing you with the benefits of active, experienced, institutional management in an efficient ETF framework.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/20 to 10/31/20” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying mutual funds in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratios for the Period 5/01/20 to 10/31/20	Expenses Paid for Period 5/01/20 to 10/31/201
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,056.30	0.30%	$1.55
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,053.30	0.30%	$1.55
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ Ultra Short Duration ETF
Actual	$1,000.00	$1,021.80	0.24%	$1.22
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365. (to reflect the one-half year period).

Portfolio Summaries*

October 31, 2020 (unaudited)
IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $170.4
Industry	% of Net Assets
School District	20.2%
General Obligation	19.5
General	17.5
Education	8.7
Water	7.0
Transportation	4.8
Higher Education	4.2
Development	3.7
Money Market Fund	2.6
Airport	2.2
Housing	2.0
Medical	1.8
Facilities	1.4
Utilities	1.2
Mello-Roos	0.9
Power	0.8
Pollution	0.4
Bond Bank	0.3
Student Loan	0.2
Total Investments	99.4
Other Assets and Liabilites, Net	0.6
Net Assets	100.0%
IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $68.2
Industry	% of Net Assets
General	19.8%
General Obligation	17.3
School District	13.5
Transportation	9.8
Water	7.1
Education	6.0
Medical	4.9
Higher Education	3.9
Airport	2.9
Housing	2.6
Money Market Fund	2.3
Development	2.1
Power	2.1
Utilities	1.6
Facilities	1.4
Tobacco Settlement	0.9
Multifamily Housing	0.7
Nursing Homes	0.6
Student Loan	0.5
Mello-Roos	0.5
Total Investments	100.5
Other Assets and Liabilites, Net	(0.5)
Net Assets	100.0%
IQ Ultra Short Duration ETF
Net Assets ($ mil): $196.0
Country	% of Net Assets
United States	76.5%
Cayman Islands	7.6
United Kingdom	4.7
Japan	3.5
Germany	2.4
France	1.7
Switzerland	1.5
Sweden	1.0
Canada	1.0
Spain	0.6
Finland	0.6
Supranational	0.4
Total Investments	101.5
Other Assets and Liabilites, Net	(1.5)
Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds — 96.8%
Alabama — 4.9%
Alabaster Board of Education, Special Tax Series A Insured: AGM
5.000%, due 9/1/25	$165,000	$191,303
Bibb County Board of Education, Special Tax Series B Insured: BAM
4.000%, due 4/1/35	425,000	496,625
4.000%, due 4/1/37	460,000	532,547
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/26	1,020,000	1,249,510
5.000%, due 8/1/28	335,000	416,961
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	390,000	464,513
City of Troy AL, General Obligation Bonds Insured: BAM
5.000%, due 7/1/24	500,000	574,635
County of Dallas AL, General Obligation Bonds Series B Insured: AGM
0.000%, due 5/1/26	305,000	282,787
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,773,135
University of South Alabama, Revenue Bonds Insured: AGM
4.000%, due 4/1/39	685,000	775,831
University of West Alabama, Revenue Bonds Insured: AGM
4.000%, due 1/1/41	350,000	397,698
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,143,220
		8,298,765
Arizona — 0.5%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	277,618
5.000%, due 6/1/33	350,000	422,838
Student & Academic Services LLC, Revenue Bonds Insured: BAM
5.000%, due 6/1/26	195,000	225,412
		925,868
Arkansas — 0.6%
County of Sharp AR, Revenue Bonds Insured: BAM
3.000%, due 3/1/34	390,000	409,426
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	233,304
5.000%, due 11/1/35	350,000	405,233
		1,047,963
California — 15.3%
Abag Finance Authority for Nonprofit Corps, Special Tax Series A Insured: AGM
5.000%, due 9/2/30	750,000	918,217
Bass Lake Joint Elementary District, General Obligation Bonds Insured: NATL
1.720%, due 8/1/29(a)	150,000	129,108
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Bellevue Union School District, General Obligation Bonds Series A Insured: AGM
2.210%, due 8/1/35(a)	$320,000	$231,334
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
1.490%, due 8/1/28(a)	390,000	347,619
California Municipal Finance Authority, Certificates of Participation Insured: AGM
5.000%, due 6/1/26	350,000	425,225
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	294,140
City of El Cerrito CA, Revenue Bonds Insured: NATL
5.000%, due 5/1/36	325,000	377,988
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	640,479
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	726,756
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	981,733
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.200%, due 8/1/27(a)	335,000	309,001
Coachella Valley Unified School District, General Obligation Bonds Series D Insured: AGM
5.000%, due 8/1/37	450,000	487,512
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	250,000	287,465
Cupertino Union School District, General Obligation Bonds Series C Insured: NATL
1.820%, due 8/1/32(a)	400,000	323,312
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	717,197
Duarte Unified School District, General Obligation Bonds Series E Insured: AGM
1.670%, due 11/1/29(a)	350,000	301,294
Grossmont Healthcare District, General Obligation Bonds Series A Insured: AMBAC
1.880%, due 7/15/32(a)	1,000,000	803,680
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,125,932
Hayward Unified School District, General Obligation Bonds Series A Insured: AGM
1.890%, due 8/1/32(a)	210,000	168,361

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series A Insured: BAM
5.000%, due 8/1/34	$570,000	$720,446
Hemet Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/40	1,000,000	1,103,420
Imperial Community College District, General Obligation Bonds Insured: AGC
2.470%, due 8/1/37(a)	400,000	264,944
Jurupa Public Financing Authority, Special Tax Series A Insured: AGM
4.000%, due 9/1/36	785,000	907,122
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.580%, due 8/1/31(a)	155,000	119,080
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds Series A
5.000%, due 6/1/35	230,000	302,685
5.000%, due 6/1/36	430,000	561,606
5.000%, due 6/1/37	230,000	299,230
Los Angeles Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 10/1/33	500,000	603,405
Madera County Public Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/37	945,000	1,119,485
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,114,430
Oceanside Unified School District, General Obligation Bonds Series B Insured: AGM
2.150%, due 8/1/34(a)	300,000	223,518
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.540%, due 8/1/29(a)	390,000	340,961
Oxnard School District, General Obligation Bonds Series A Insured: NATL
5.750%, due 8/1/30	300,000	329,259
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
1.780%, due 8/1/33(a)	640,000	475,302
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/29	380,000	465,637
4.000%, due 11/1/36	835,000	987,079
Riverside County Redevelopment Successor Agency, Tax Allocation Series B Insured: BAM
5.000%, due 10/1/26	575,000	683,968
Roseville Joint Union High School District, Certificates of Participation Insured: BAM
2.125%, due 6/1/35	500,000	500,055
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.070%, due 7/1/24(a)	$310,000	$298,121
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	239,430
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
0.600%, due 10/1/23(a)	225,000	221,080
San Juan Unified School District, General Obligation Bonds Insured: AGM
0.450%, due 8/1/23(a)	1,000,000	987,650
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	659,185
San Ysidro School District, General Obligation Bonds Series A Insured: BAM
3.000%, due 8/1/21	500,000	509,690
Sanger Unified School District, General Obligation Bonds Series A Insured: AGM
1.380%, due 8/1/28(a)	305,000	274,165
Santa Fe Springs Community Development Commission Successor Agency, Tax Allocation Series A Insured: NATL
1.430%, due 9/1/27(a)	135,000	122,477
Santa Rita Union School District, General Obligation Bonds Series B Insured: AGM
2.350%, due 8/1/39(a)	820,000	529,220
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	240,987
Southwestern Community College District, General Obligation Bonds Insured: NATL
0.640%, due 8/1/24(a)	560,000	546,717
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	600,000	667,266
		26,013,973
Colorado — 5.5%
Beacon Point Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	100,000	108,552
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	395,000	473,992
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/35	675,000	810,992
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/31	1,015,000	1,223,004

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/44	$750,000	$853,192
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	602,390
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/28	175,000	223,347
5.250%, due 12/1/37	425,000	497,790
Park Creek Metropolitan District, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/20	200,000	200,680
Poudre Tech Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/32	1,310,000	1,553,503
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	655,550
Series B Insured: BAM
5.250%, due 12/1/33	150,000	194,345
5.250%, due 12/1/35	115,000	148,082
Sand Creek Metropolitan District, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/40	1,065,000	1,236,955
South Sloan’s Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	287,483
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	156,790
5.000%, due 12/15/32	155,000	179,428
		9,406,075
Connecticut — 3.3%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,284
5.000%, due 4/1/23	220,000	233,363
5.000%, due 7/1/24	20,000	23,158
5.000%, due 7/1/27	60,000	70,687
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,895
Series C Insured: AGM
5.000%, due 7/15/32	20,000	23,089
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	250,000	322,133
5.250%, due 9/1/30	300,000	384,867
Series C Insured: AGM
5.000%, due 3/1/26	435,000	530,034
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
City of New Haven CT, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/15/27	$1,000,000	$1,163,290
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/35	925,000	1,033,512
Town of Windham CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/15/32	445,000	537,582
4.000%, due 8/15/35	1,025,000	1,221,882
		5,587,776
Delaware — 0.2%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/26	280,000	332,749
Florida — 1.6%
City of Boynton beach FL Utility System Revenue, Revenue Bonds Insured: AGM
4.500%, due 11/1/22	215,000	223,740
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,154,940
Herons Glen Recreation District, Special Assessment Insured: BAM
2.500%, due 5/1/25	175,000	185,425
2.500%, due 5/1/26	200,000	213,222
Hillsborough County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	245,000	266,383
St Lucie County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/23	615,000	694,034
		2,737,744
Georgia — 0.1%
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds Insured: NATL
5.250%, due 7/1/24	205,000	241,424
Illinois — 14.4%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	500,000	613,330
5.000%, due 12/1/31	500,000	607,595
Chicago Park District, General Obligation Bonds Series D Insured: BAM
4.000%, due 1/1/39	500,000	542,870
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,109,870

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds Series A Insured: NATL
1.700%, due 1/1/22(a)	$345,000	$338,235
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds Insured: AGM
4.000%, due 12/30/22	125,000	133,768
4.000%, due 12/30/40	485,000	540,911
Cook County School District No 111 Burbank, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,440,872
Cook County School District No 94, General Obligation Bonds Insured: BAM
4.000%, due 12/1/40	460,000	503,332
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
4.000%, due 6/1/40	1,005,000	1,102,023
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	422,590
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	394,328
4.000%, due 1/1/32	300,000	344,088
4.000%, due 1/1/34	675,000	763,101
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	423,384
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	1,000,000	1,158,960
Macon County School District No 61 Decatur, General Obligation Bonds Series A Insured: AGM
3.500%, due 1/1/21	100,000	100,525
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	328,424
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	194,173
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds Series C Insured: BAM
4.000%, due 10/1/24	335,000	376,389
4.000%, due 10/1/33	1,000,000	1,183,620
Northern Illinois University, Revenue Bonds Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,336,872
Sales Tax Securitization Corp., Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/37	380,000	454,947
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Sangamon County School District No 186 Springfield, General Obligation Bonds Series B Insured: AGM
5.000%, due 2/1/34	$1,000,000	$1,263,930
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,227,780
South Sangamon Water Commission, General Obligation Bonds Insured: AGM
4.000%, due 1/1/32	1,000,000	1,131,140
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	591,575
State of Illinois, Revenue Bonds Insured: BAM
4.250%, due 6/15/30	500,000	507,155
Series A Insured: BAM
4.000%, due 6/15/35	750,000	806,760
Series C
4.000%, due 6/15/21	225,000	228,366
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	587,979
Village of Carpentersville IL, General Obligation Bonds Insured: BAM
4.000%, due 12/30/29	845,000	1,011,228
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	130,548
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	847,605
West Chicago Park District, General Obligation Bonds Series B Insured: BAM
3.000%, due 12/1/26	565,000	625,980
Western Illinois University, Revenue Bonds Insured: BAM
4.000%, due 4/1/32	1,000,000	1,158,640
		24,532,893
Indiana — 1.7%
Indiana Bond Bank, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/22	545,000	576,659
Muncie Sanitary District, Revenue Bonds Series A Insured: NATL
2.000%, due 1/1/22	140,000	142,395
Terre Haute Sanitation District, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,059,527
4.000%, due 1/1/30	205,000	244,723
Town of Speedway IN Sewage Works Revenue, Revenue Bonds Series A Insured: AGM
3.000%, due 9/1/23	350,000	374,349
3.000%, due 9/1/25	525,000	582,005
		2,979,658

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Iowa — 2.0%
City of Altoona IA, General Obligation Bonds Series C Insured: BAM
3.000%, due 6/1/22	$320,000	$332,918
3.000%, due 6/1/24	345,000	374,798
City of Newton IA, General Obligation Bonds Series C Insured: AGM
2.000%, due 6/1/21	500,000	504,610
Lewis Central Community School District, Revenue Bonds Insured: BAM
4.000%, due 7/1/22	525,000	556,075
4.000%, due 7/1/29	995,000	1,226,974
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	290,000	335,846
		3,331,221
Kansas — 0.2%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	319,496
Kentucky — 0.8%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
0.688% (3-Month LIBOR + 0.52%), due 11/1/21(b)	510,000	508,735
0.718% (3-Month LIBOR + 0.55%), due 11/1/25(b)	130,000	127,463
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	552,635
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	108,910
		1,297,743
Louisiana — 3.0%
City of Plaquemine LA, Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/24	750,000	815,985
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	617,635
5.000%, due 12/1/32	125,000	153,485
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	775,000	903,735
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,198,830
Parish of St Mary LA, Revenue Bonds Insured: AGM
5.000%, due 3/1/27	330,000	412,480
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	610,000	729,432
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Regional Transit Authority Sales Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/1/23	$245,000	$245,912
		5,077,494
Maine — 0.2%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	130,000	152,443
5.000%, due 12/1/26	155,000	184,852
		337,295
Maryland — 0.2%
Maryland State Transportation Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/23	245,000	269,336
Massachusetts — 1.0%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
0.738% (3-Month LIBOR + 0.57%), due 5/1/37(b)	85,000	82,254
Series B Insured: AMBAC
5.250%, due 8/1/28	415,000	552,269
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	600,000	710,376
Massachusetts Department of Transportation, Revenue Bonds Series C Insured: NATL
0.790%, due 1/1/22(a)	325,000	322,026
		1,666,925
Michigan — 1.3%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,079,640
Grandville Public Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/37	245,000	292,216
4.000%, due 5/1/40	200,000	235,946
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	686,046
		2,293,848
Minnesota — 0.4%
Centennial Independent School District No 12, General Obligation Bonds Series A Insured: SD CRED PROG
0.440%, due 2/1/22(a)	650,000	646,418
Mississippi — 1.1%
Biloxi Public School District, Revenue Bonds Insured: BAM
5.000%, due 4/1/24	270,000	309,020

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Mississippi (continued)
Mississippi Development Bank, Revenue Bonds Insured: BAM
4.000%, due 7/1/39	$250,000	$292,850
5.000%, due 7/1/33	490,000	638,739
5.250%, due 10/1/38	460,000	574,775
		1,815,384
Missouri — 2.3%
City of St Louis MO Airport Revenue, Revenue Bonds Insured: NATL
5.500%, due 7/1/28	1,400,000	1,793,232
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,112,530
St Louis Municipal Finance Corp., Revenue Bonds Insured: AGM
5.000%, due 10/1/45	500,000	594,320
St Louis Municipal Library District, Certificates of Participation Insured: BAM
4.000%, due 3/15/32	410,000	491,455
		3,991,537
Montana — 0.3%
City of Bozeman MT, Tax Allocation Insured: AGM
2.000%, due 7/1/21	90,000	90,644
2.000%, due 7/1/22	50,000	50,830
3.000%, due 7/1/24	100,000	106,872
4.000%, due 7/1/26	75,000	86,107
4.000%, due 7/1/27	100,000	116,328
		450,781
Nevada — 0.7%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	900,747
5.000%, due 6/1/32	265,000	319,831
		1,220,578
New Jersey — 4.0%
Casino Reinvestment Development Authority, Inc., Revenue Bonds Insured: AGM
5.000%, due 11/1/27	500,000	564,290
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	85,000	89,943
City of East Orange NJ, General Obligation Bonds Insured: AGM
4.000%, due 9/15/24	125,000	141,554
City of Newark NJ, General Obligation Bonds Series A Insured: AGM
5.000%, due 10/1/28	750,000	953,370
Series C Insured: AGM
5.000%, due 10/1/28	145,000	184,318
5.000%, due 10/1/29	190,000	245,037
City of Perth Amboy NJ, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	765,000	911,467
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
East Orange Board Of Education, Certificates of Participation Insured: AGM
1.200%, due 8/1/26(a)	$100,000	$93,338
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/28	265,000	310,238
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	337,342
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/34	150,000	161,199
Series K Insured: NATL
5.250%, due 12/15/21	110,000	115,367
New Jersey Educational Facilities Authority, Revenue Bonds Series F Insured: BAM
5.000%, due 7/1/25	300,000	363,198
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
1.200%, due 12/15/24(a)	440,000	418,770
Insured: BHAC-CR MBIA
1.660%, due 12/15/27(a)	500,000	444,355
Series B Insured: AMBAC
5.250%, due 12/15/23	145,000	162,622
Series B Insured: NATL
5.500%, due 12/15/20	335,000	336,836
Passaic Valley Sewerage Commission, Revenue Bonds Series I Insured: AGM
5.000%, due 12/1/25	100,000	121,470
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/30	700,000	893,809
		6,848,523
New York — 9.4%
Broome County Local Development Corp., Revenue Bonds Insured: AGM
3.000%, due 4/1/45	1,490,000	1,471,911
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	428,910
City of Schenectady NY, General Obligation Bonds Insured: AGM
3.000%, due 5/1/23	250,000	265,403
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,079,507
4.000%, due 5/15/35	405,000	467,783
County of Monroe NY, General Obligation Bonds Insured: BAM
5.000%, due 6/1/25	280,000	335,247
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/15/28	500,000	621,570
Series C Insured: BAM
5.000%, due 2/1/23	410,000	449,868
5.000%, due 5/1/27	145,000	164,246

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	$500,000	$533,625
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,097,150
Series B Insured: AMBAC
5.250%, due 11/15/24	1,000,000	1,104,880
New York City Industrial Development Agency, Revenue Bonds Insured: AGM
4.000%, due 3/1/32	1,000,000	1,180,250
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.900%, due 11/15/33(a)	1,500,000	1,030,695
3.180%, due 11/15/38(a)	425,000	240,571
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 10/1/36	500,000	565,880
Series B Insured: AMBAC
5.500%, due 3/15/24	125,000	145,919
New York State Thruway Authority, Revenue Bonds Series L
5.000%, due 1/1/32	250,000	307,895
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	221,918
Niagara Falls City School District, General Obligation Bonds Insured: BAM
5.000%, due 6/15/28	590,000	748,503
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	250,000	254,770
4.000%, due 12/1/38	250,000	286,790
Pulaski Central School District, General Obligation Bonds Insured: MAC
5.000%, due 6/15/23	250,000	278,845
Rensselaer City School District, Certificates of Participation Insured: AGM
5.000%, due 6/1/27	250,000	307,082
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	75,753
4.000%, due 11/1/26	800,000	943,568
4.000%, due 2/15/27	55,000	65,061
4.000%, due 2/15/28	55,000	65,771
Series B Insured: AGM
3.000%, due 2/1/24	1,190,000	1,281,190
		16,020,561
North Carolina — 1.0%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	659,305
Western Carolina University, Revenue Bonds Insured: AGM
4.000%, due 6/1/31	1,000,000	1,120,240
		1,779,545

	Principal Amount	Value
Municipal Bonds (continued)
North Dakota — 0.6%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	$670,000	$760,209
5.000%, due 4/1/21	335,000	341,365
		1,101,574
Ohio — 1.4%
Bethel Local School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/25	265,000	305,357
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A Insured: AGM
4.000%, due 11/15/37	375,000	436,421
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	315,000	348,302
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	593,160
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/29	170,000	198,152
4.000%, due 12/1/39	400,000	461,232
		2,342,624
Oregon — 0.4%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	488,752
Jackson County School District No 6 Central Point, General Obligation Bonds Series B Insured: SCH BD GTY
2.580%, due 6/15/49(a)	500,000	197,975
		686,727
Pennsylvania — 5.8%
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/30	370,000	420,575
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	435,516
Coatesville School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/23	150,000	167,226
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	283,410
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	575,248
Greater Johnstown School District, General Obligation Bonds Series C Insured: NATL
1.490%, due 8/1/28(a)	200,000	178,266
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/23	245,000	270,387

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/29	$1,000,000	$1,194,020
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.751% (3-Month LIBOR + 0.60%), due 7/1/27(b)	185,000	182,765
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	750,000	949,980
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	819,721
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	139,546
Somerset Area School District, General Obligation Bonds Insured: MAC
4.000%, due 2/15/23	425,000	458,044
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds Insured: AGM
5.000%, due 2/1/31	250,000	320,460
State Public School Building Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/21	375,000	384,169
Series A Insured: AGM
5.000%, due 9/15/21	875,000	909,239
Vanport Township Municipal Authority, Revenue Bonds Insured: AGM
5.000%, due 4/1/21	145,000	147,536
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/31	415,000	460,160
4.000%, due 9/1/32	435,000	480,627
Waverly Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 2/15/27	950,000	1,090,059
		9,866,954
Puerto Rico — 0.4%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	502,608
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	100,431
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,192
		628,231
Rhode Island — 1.8%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	135,672
	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Providence Public Building Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 9/15/35	$1,085,000	$1,241,555
Series B Insured: AGM
5.000%, due 6/15/26	275,000	332,216
5.000%, due 6/15/36	660,000	810,044
Rhode Island Health and Educational Building Corp., Revenue Bonds Series A Insured: AGM
4.000%, due 5/15/36	390,000	456,355
5.000%, due 5/15/29	110,000	134,279
		3,110,121
South Carolina — 0.5%
Piedmont Municipal Power Agency, Revenue Bonds Series A-2 Insured: AGC-ICC AMBAC
1.880%, due 1/1/32(a)	55,000	44,642
Williamsburg County Public Facilities Corp., Revenue Bonds Insured: BAM
4.000%, due 6/1/30	625,000	754,688
		799,330
Tennessee — 0.2%
County of Campbell TN, General Obligation Bonds Insured: AGM
5.000%, due 6/1/21	320,000	328,733
Texas — 5.9%
Central Texas Turnpike System, Revenue Bonds Series A Insured: AMBAC
1.820%, due 8/15/29(a)	1,000,000	853,070
City of Arlington TX Special Tax Revenue, Special Tax Series A Insured: AGM
5.000%, due 2/15/38	700,000	827,134
City of Houston TX Combined Utility System Revenue, Revenue Bonds Insured: AGM
0.590%, due 12/1/25(a)	460,000	446,444
City of Rio Grande City TX, General Obligation Bonds Insured: AGM
4.000%, due 2/15/26	630,000	726,806
Clear Lake City Water Authority, General Obligation Bonds Insured: NATL
3.000%, due 3/1/25	170,000	185,596
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	628,115
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	450,860
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	376,915
Harris County-Houston Sports Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/15/25	220,000	249,170
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/38	500,000	555,665

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: MAC
3.000%, due 9/1/21	$180,000	$183,681
3.000%, due 9/1/22	180,000	188,075
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28	615,000	768,627
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	171,230
North Texas Tollway Authority, Revenue Bonds Series D Insured: AGC
1.560%, due 1/1/29(a)	1,000,000	880,770
Northlake Municipal Management District No 1, General Obligation Bonds Insured: BAM
4.500%, due 3/1/24	185,000	207,285
Southwest Houston Redevelopment Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/32	450,000	518,728
5.000%, due 9/1/28	210,000	259,008
5.000%, due 9/1/29	225,000	280,757
5.000%, due 9/1/30	350,000	441,875
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/26	390,000	455,169
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
1.740%, due 2/15/34(a)	500,000	374,385
		10,029,365
Utah — 0.2%
Utah Transit Authority, Revenue Bonds Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	296,808
Washington — 0.9%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.450%, due 2/1/22(a)	530,000	520,465
Chelan County Public Utility District No 1, Revenue Bonds Series A Insured: NATL
0.730%, due 6/1/23(a)	100,000	98,134
Klickitat County Public Utility District NO 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	869,895
State of Washington, General Obligation Bonds Series C Insured: NATL
1.320%, due 6/1/29(a)	125,000	111,638
		1,600,132
West Virginia — 0.6%
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
3.000%, due 12/1/23	290,000	310,486
4.000%, due 12/1/24	300,000	339,306
4.000%, due 12/1/25	325,000	376,298
		1,026,090

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin — 2.1%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	$500,000	$630,220
Fond Du Lac School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 4/1/35	400,000	468,844
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	326,670
4.000%, due 7/1/45	800,000	860,120
Village of Mount Pleasant WI, Tax Allocation Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,332,513
		3,618,367
Total Municipal Bonds (Cost $161,841,327)		164,906,629

	Shares
Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(c)
(Cost $4,473,064)	4,473,064	$4,473,064
Total Investments — 99.4%
(Cost $166,314,391)		169,379,693
Other Assets and Liabilities, Net — 0.6%		1,050,994
Net Assets — 100.0%		$170,430,687

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2020.

(c)
Reflects the 7-day yield at October 31, 2020.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
LIBOR	—	London InterBank Offered Rate
MAC	—	Municipal Assurance Corp.
NATL	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed.
SCH BD GTY	—	School Bond Guaranty Program

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2020 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$164,906,629	$—	$164,906,629
Short-Term Investment:
Money Market Fund	4,473,064	—	—	4,473,064
Total Investments in Securities	$4,473,064	$164,906,629	$—	$169,379,693

(d)
For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds — 98.2%
Alabama — 1.1%
Birmingham Airport Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/32	$600,000	$762,654
Alaska — 0.2%
Alaska Industrial Development & Export Authority, Revenue Bonds Series A
5.000%, due 6/1/28	100,000	113,968
Arizona — 3.9%
Arizona Industrial Development Authority, Revenue Bonds Series A
4.000%, due 11/1/36	250,000	288,908
5.000%, due 11/1/31	550,000	681,279
Series A Insured: BAM
5.000%, due 6/1/31	300,000	367,455
5.000%, due 6/1/32	325,000	394,768
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	587,985
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	353,979
		2,674,374
Arkansas — 0.7%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/34	400,000	464,388
California — 8.8%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
0.560%, due 8/1/23(a)	300,000	295,404
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	481,076
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	726,756
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	315,985
Imperial Community College District, General Obligation Bonds Insured: AGC
2.470%, due 8/1/37(a)	400,000	264,944
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.580%, due 8/1/31(a)	150,000	115,239
1.780%, due 8/1/33(a)	35,000	24,351
Lake Elsinore School Financing Authority, Special Tax
Insured: BAM
5.000%, due 10/1/33	250,000	322,413
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds Series A
5.000%, due 6/1/35	$115,000	$151,342
5.000%, due 6/1/36	115,000	150,197
5.000%, due 6/1/37	115,000	149,615
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
1.780%, due 8/1/33(a)	640,000	475,302
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/28	600,000	730,182
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	635,051
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.070%, due 7/1/24(a)	305,000	293,312
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	577,405
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	294,723
Westminster School District, General Obligation Bonds Series B Insured: BAM
0.660%, due 8/1/48(a)	100,000	17,584
		6,020,881
Colorado — 2.6%
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/34	200,000	241,290
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	92,071
5.000%, due 8/1/35	105,000	128,430
Series A-2
5.000%, due 8/1/32	110,000	136,146
5.000%, due 8/1/33	90,000	110,811
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/36	500,000	585,085
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	497,790
		1,791,623
Connecticut — 5.6%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	697,026
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	108,416

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	$600,000	$769,734
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/28	220,000	252,510
4.000%, due 3/15/29	200,000	230,226
4.000%, due 3/15/30	125,000	144,036
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	416,451
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	579,780
Town of Windham CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/15/32	500,000	604,025
		3,802,204
Delaware — 0.4%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/26	200,000	237,678
Florida — 0.8%
State of Florida, General Obligation Bonds Series C
4.000%, due 6/1/30	500,000	526,905
Georgia — 0.9%
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/38	500,000	609,745
Guam — 0.8%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	564,550
Illinois — 17.0%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	500,000	613,330
Chicago O’Hare International Airport, Revenue Bonds Series C
5.000%, due 1/1/28	100,000	118,905
Chicago Park District, General Obligation Bonds Series C Insured: BAM
5.000%, due 1/1/27	250,000	278,015
Series E Insured: BAM
4.000%, due 11/15/31	500,000	561,730
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
5.000%, due 12/1/25	600,000	718,206
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	388,346
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds
Series C Insured: BAM
4.000%, due 10/1/29	$455,000	$544,394
Sales Tax Securitization Corp., Revenue Bonds Series A
5.000%, due 1/1/30	500,000	619,500
Sangamon County School District No 186 Springfield, General Obligation Bonds Series C Insured: AGM
5.000%, due 6/1/29	500,000	640,200
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/32	500,000	623,550
South Sangamon Water Commission, General Obligation Bonds Insured: AGM
4.000%, due 1/1/33	500,000	561,480
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	184,896
4.000%, due 4/15/33	250,000	297,763
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	550,000	566,758
Series D
5.000%, due 11/1/28	750,000	807,622
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	504,425
Insured: BAM
4.250%, due 6/15/30	500,000	507,155
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	250,872
5.000%, due 1/1/30	450,000	557,032
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	504,110
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	568,504
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	116,173
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	141,687
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	902,882
		11,577,535
Indiana — 0.4%
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	289,206

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Iowa — 0.6%
Iowa State University of Science & Technology, Revenue Bonds Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	$400,000	$430,988
Kentucky — 1.5%
Kentucky Economic Development Finance Authority, Revenue Bonds Series A
5.000%, due 7/1/28	335,000	370,791
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	81,683
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	587,935
		1,040,409
Louisiana — 3.1%
City of Plaquemine LA, Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/25	475,000	524,153
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	123,527
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	600,000	719,298
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	620,000	741,390
		2,108,368
Maine — 0.5%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	130,000	152,443
5.000%, due 12/1/26	155,000	184,852
		337,295
Massachusetts — 0.4%
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	250,000	295,990
Michigan — 2.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	505,556
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	293,928
Series A Class 1
4.000%, due 6/1/34	500,000	584,885
		1,384,369
Montana — 1.2%
City of Bozeman MT, Tax Allocation Insured: AGM
4.000%, due 7/1/28	170,000	200,097
4.000%, due 7/1/30	175,000	208,904
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	429,604
		838,605

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska — 1.0%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	$600,000	$672,162
Nevada — 0.4%
Las Vegas Convention & Visitors Authority, Revenue Bonds Series B
5.000%, due 7/1/43	250,000	287,332
New Hampshire — 1.1%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000%, due 4/1/30	675,000	740,374
New Jersey — 6.2%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	35,000	37,035
City of Newark NJ, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/25	600,000	718,536
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28‡	415,000	469,025
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	470,000	561,890
Series F Insured: BAM
5.000%, due 7/1/25	300,000	363,198
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)	500,000	504,085
New Jersey Turnpike Authority, Revenue Bonds Series D-1
0.804%, (1-Month LIBOR + 0.70%)
due 1/1/24(b)	1,000,000	998,790
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	562,660
		4,215,219
New York — 12.4%
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
5.000%, due 6/15/26	495,000	603,405
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/32	250,000	293,745
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	410,000	449,868
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	533,625
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	552,440
Series C
5.000%, due 11/15/38	250,000	256,145
5.000%, due 11/15/42	500,000	512,410

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	$500,000	$577,535
Series A
4.000%, due 12/1/36	375,000	418,455
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	185,955
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.900%, due 11/15/33(a)	500,000	343,565
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	490,295
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/33	500,000	619,430
New York State Urban Development Corp., Revenue Bonds Series A
5.000%, due 3/15/36	500,000	637,945
Series C
4.000%, due 3/15/37	400,000	464,356
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	441,404
Series 197
5.000%, due 11/15/34	100,000	117,398
5.000%, due 11/15/35	100,000	117,149
Rensselaer City School District, Certificates of Participation Insured: AGM
5.000%, due 6/1/27	250,000	307,083
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 11/1/23	500,000	551,555
		8,473,763
North Carolina — 1.6%
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	564,885
Western Carolina University, Revenue Bonds Insured: AGM
4.000%, due 6/1/31	490,000	548,917
		1,113,802
Pennsylvania — 8.2%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.350%, due 11/15/37(a)	750,000	451,575
City of Philadelphia PA Airport Revenue, Revenue Bonds Series A
4.000%, due 7/1/35	500,000	572,405
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	324,114
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	$250,000	$283,410
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/24	240,000	272,587
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/29	500,000	597,010
4.000%, due 9/15/32	250,000	293,337
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	514,112
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.751%, (3-Month LIBOR + 0.60%)
due 7/1/27(b)	185,000	182,765
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	710,804
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds Insured: AGM
5.000%, due 2/1/31	250,000	320,460
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	500,000	533,990
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/36	255,000	279,332
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds Insured: BAM
4.000%, due 9/15/23	250,000	274,690
		5,610,591
Puerto Rico — 0.9%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	492,137
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,021
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,192
		577,350
Rhode Island — 1.3%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	311,790

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	$500,000	$575,495
		887,285
South Carolina — 1.1%
Edgefield County School District, General Obligation Bonds Series A Insured: SCSDE
4.000%, due 3/1/31	500,000	616,980
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	119,003
		735,983
Texas — 6.1%
City of Arlington TX Special Tax Revenue, Special Tax Series C Insured: BAM
5.000%, due 2/15/31	415,000	485,010
City of Houston TX Combined Utility System Revenue, Revenue Bonds Insured: AGM
0.590%, due 12/1/25(a)	465,000	451,296
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AGM
0.950%, due 9/1/22(a)	140,000	137,584
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	288,083
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	140,582
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	409,528
4.000%, due 9/1/33	370,000	430,658
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds Series A
4.000%, due 6/30/32	500,000	576,465
Texas Water Development Board, Revenue Bonds
3.000%, due 10/15/34	250,000	283,565
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	566,010
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	360,000	405,774
		4,174,555
Utah — 1.8%
Salt Lake City Corp Airport Revenue, Revenue Bonds Series A
5.000%, due 7/1/27	275,000	337,122
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	624,950
	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds Insured: UT CSCE
4.000%, due 4/15/40	$250,000	$285,718
		1,247,790
Virginia — 0.3%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	184,917
Washington — 1.7%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	589,656
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	555,610
		1,145,266
West Virginia — 0.4%
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
4.000%, due 12/1/34	200,000	238,648
Wisconsin — 1.2%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	289,901
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 2/15/33	425,000	535,713
		825,614
Total Municipal Bonds
(Cost $65,014,755)		67,002,386

	Shares
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(c)
(Cost $1,556,040)	1,556,040	$1,556,040
Total Investments — 100.5%
(Cost $66,570,795)		68,558,426
Other Assets and Liabilities, Net — (0.5)%		(316,519)
Net Assets — 100.0%		$68,241,907

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a) (2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $469,025, 0.7% of net asset value.

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2020.

(c)
Reflects the 7-day yield at October 31, 2020.

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2020 (unaudited)
Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
HUD	—	Housing and Urban Development Section 8.
LIBOR	—	London InterBank Offered Rate
MAC	—	Municipal Assurance Corp.
NATL	—	National Public Finance Guarantee Corp.
SCSDE	—	South Carolina Department of Education
ST INTERCEPT	—	State Tax Intercept

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$67,002,386	$—	$67,002,386
Short-Term Investment:
Money Market Fund	1,556,040	—	—	1,556,040
Total Investments in Securities	$1,556,040	$67,002,386	$—	$68,558,426

(d)
For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF

October 31, 2020 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 94.7%
Collateralized Mortgage Obligation — 0.1%
Mortgage Securities — 0.1%
COLT Mortgage Loan Trust
Series 2019-4 A1, 2.579%, due 11/25/49‡(a) (Cost $155,148)	$155,149	$156,964
Commercial Asset-Backed Securities — 12.4%
Asset Backed Securities — 12.4%
AIMCO CLO 10 Ltd., (Cayman Islands)
Series 2019-10A A,
1.536%, (3-Month LIBOR + 1.32%) due 7/22/32‡(a)	1,000,000	992,536
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA,
1.330%, (3-Month LIBOR + 1.10%) due 7/16/31‡(a)	300,000	296,606
Aqua Finance Trust 2020-A
Series 2020-AA A,
1.900%, due 7/17/46‡	962,951	966,364
Bain Capital Credit CLO, (Cayman Islands) Series 2017-1A A1,
1.468%, (3-Month LIBOR + 1.25%) due 7/20/30‡(a)	1,000,000	992,398
Bain Capital Credit CLO Ltd., (Cayman Islands) Series 2016-2A BR,
2.037%, (3-Month LIBOR + 1.80%) due 1/15/29‡(a)	250,000	245,940
Benefit Street Partners CLO Ltd., (Cayman Islands) Series 2014-IVA A1RR,
1.468%, (3-Month LIBOR + 1.25%) due 1/20/29‡(a)	250,000	248,758
Series 2015-VIA A1R,
1.458%, (3-Month LIBOR + 1.24%) due 10/18/29‡(a)	1,000,000	991,371
Cedar Funding XII CLO Ltd., (Cayman Islands) Series 2020-12A A,
0.000%, (3-Month LIBOR + 1.27%) due 10/25/32‡(a)	700,000	700,000
DB Master Finance LLC
Series 2017-1A A2I,
3.629%, due 11/20/47‡	390,000	400,935
Discover Card Execution Note Trust
Series 2019-A1 A1,
3.040%, due 7/15/24	903,000	933,458
ELFI Graduate Loan Program LLC
Series 2019-A A,
2.540%, due 3/25/44‡	155,171	158,232
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A,
1.266%, due 10/19/37‡	1,000,000	993,077
Ford Credit Auto Owner Trust
Series 2017-2 A,
2.360%, due 3/15/29‡	1,000,000	1,033,152
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust
Series 2019-3 A2,
0.748%, (1-Month LIBOR + 0.60%) due 9/15/24(a)	$446,000	$448,114
HPS Loan Management 15-2019 Ltd., (Cayman Islands)
Series 15A-19 A1,
1.536%, (3-Month LIBOR + 1.32%) due 7/22/32‡(a)	500,000	496,566
HPS Loan Management Ltd., (Cayman Islands) Series 2019-16 A2R,
1.968%, (3-Month LIBOR + 1.75%) due 1/20/28‡(a)	250,000	247,579
Magnetite XXVIII Ltd., (Cayman Islands)
Series 2020-28A A,
1.487%, (3-Month LIBOR + 1.27%) due 10/25/31‡(a)	1,000,000	998,303
Neuberger Berman CLO, (Cayman Islands) Series 2013-15A BR,
1.887%, (3-Month LIBOR + 1.65%) due 10/15/29‡(a)	400,000	393,870
Nissan Master Owner Trust Receivables
Series 2019-B A,
0.578%, (1-Month LIBOR + 0.43%) due 11/15/23(a)	310,000	310,648
Oaktree CLO Ltd., (Cayman Islands)
Series 2020-1A A,
2.345%, (3-Month LIBOR + 2.00%) due 7/15/29‡(a)	1,000,000	1,003,304
Octagon Investment Partners 30 Ltd., (Cayman Islands) Series 2017-1A A2,
1.918%, (3-Month LIBOR + 1.70%) due 3/17/30‡(a)	250,000	244,518
Palmer Square CLO 2015-1 Ltd., (Cayman Islands) Series 2015-1A A1R2,
1.467%, (3-Month LIBOR + 1.22%) due 5/21/29‡(a)	1,000,000	994,828
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands) Series 2019-4A A2,
1.815%, (3-Month LIBOR + 1.60%) due 10/24/27‡(a)	1,000,000	980,854
Palmer Square Loan Funding Ltd., (Cayman Islands) Series 2019-3A A2,
1.853%, (3-Month LIBOR + 1.60%) due 8/20/27‡(a)	300,000	294,965
Progress Residential Trust
Series 2018-SFR3,
3.880%, due 10/17/35‡	1,158,788	1,187,808
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR,
1.668%, (3-Month LIBOR + 1.45%) due 7/20/28‡(a)	500,000	490,323
Shackleton CLO Ltd., (Cayman Islands)
Series 2019-15A B,
2.237%, (3-Month LIBOR + 2.00%) due 1/15/30‡(a)	500,000	497,719

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR,
1.458%, (3-Month LIBOR + 1.24%) due 7/20/30‡(a)	$1,250,000	$1,239,325
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A,
1.218%, (3-Month LIBOR + 1.00%) due 4/20/31‡(a)	300,000	293,403
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A,
1.498%, (3-Month LIBOR + 1.28%) due 4/20/33‡(a)	1,000,000	992,500
Toyota Auto Loan Extended Note Trust
Series 2020-1A A,
1.350%, due 5/25/33‡	750,000	768,307
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2,
1.885%, (3-Month LIBOR + 1.67%) due 7/25/31‡(a)	275,000	269,117
Triton Container Finance VIII LLC
Series 2020-1A A,
2.110%, due 9/20/45‡	992,917	992,652
Vantage Data Centers LLC
Series 2020-1A A2,
1.645%, due 9/15/45‡	1,260,000	1,252,174
Westcott Park CLO Ltd., (Cayman Islands)
Series 2016-1A AR,
1.428%, (3-Month LIBOR + 1.21%) due 7/20/28‡(a)	1,000,000	994,096
		24,343,800
Total Commercial Asset-Backed Securities (Cost $24,287,424)		24,343,800
Commercial Mortgage-Backed Securities — 1.0%
Mortgage Securities — 1.0%
BX Commercial Mortgage Trust
Series 2019-IMC A,
1.148%, (1-Month LIBOR + 1.00%) due 4/15/34‡(a)	391,682	376,500
CAMB Commercial Mortgage Trust
Series 2019-LIFE A,
1.218%, (1-Month LIBOR + 1.07%) due 12/15/37‡(a)	500,000	499,052
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1,
3.087%, due 3/5/37‡	1,000,000	1,010,535
		1,886,087
Total Commercial Mortgage-Backed Securities (Cost $1,912,214)		1,886,087
Corporate Bonds — 52.7%
Basic Materials — 4.6%
Air Products and Chemicals, Inc.
1.500%, due 10/15/25	200,000	207,169
	Principal Amount	Value
Corporate Bonds (continued)
Basic Materials (continued)
Albemarle Corp.
1.330%, (3-Month LIBOR + 1.05%) due 11/15/22(a)	$450,000	$449,272
Dow Chemical Co. (The)
3.625%, due 5/15/26	1,250,000	1,388,631
DuPont de Nemours, Inc.
2.169%, due 5/1/23	1,300,000	1,314,039
EI du Pont de Nemours and Co.
1.700%, due 7/15/25	925,000	958,913
LYB International Finance III LLC
1.230%, (3-Month LIBOR + 1.00%) due 10/1/23(a)	1,000,000	1,000,033
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	975,000	1,006,267
3.625%, due 3/15/24	800,000	869,720
Nutrition & Biosciences, Inc.
1.230%, due 10/1/25‡	350,000	350,593
Sherwin-Williams Co. (The)
4.200%, due 1/15/22	1,225,000	1,267,373
Steel Dynamics, Inc.
2.400%, due 6/15/25	125,000	131,406
		8,943,416
Communications — 2.9%
AT&T, Inc.
3.000%, due 6/30/22	1,225,000	$1,271,440
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, due 2/1/24	1,125,000	1,244,379
Discovery Communications LLC
3.800%, due 3/13/24	1,075,000	1,170,096
Fox Corp.
3.666%, due 1/25/22	1,350,000	1,403,922
T-Mobile USA, Inc.
1.500%, due 2/15/26‡	575,000	577,135
		5,666,972
Consumer, Cyclical — 4.7%
American Honda Finance Corp.
2.400%, due 6/27/24	1,275,000	1,346,815
BMW US Capital LLC, (Germany)
0.631%, (3-Month LIBOR + 0.41%) due 4/12/21‡(a)	570,000	570,717
Daimler Finance North America LLC, (Germany)
1.180%, (3-Month LIBOR + 0.90%) due 2/15/22‡(a)	784,000	789,101
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	197,978
3.664%, due 9/8/24	325,000	321,678
General Motors Financial Co., Inc.
1.530%, (3-Month LIBOR + 1.31%) due 6/30/22(a)	1,172,000	1,173,170
5.200%, due 3/20/23	225,000	244,373
Hyundai Capital America
1.250%, due 9/18/23‡	1,300,000	1,302,271

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer, Cyclical (continued)
Nissan Motor Acceptance Corp.
3.650%, due 9/21/21‡	$522,000	$531,459
Ralph Lauren Corp.
1.700%, due 6/15/22	175,000	178,499
VF Corp.
2.050%, due 4/23/22	775,000	792,712
Volkswagen Group of America Finance LLC, (Germany)
1.083%, (3-Month LIBOR +0.86%) due 9/24/21‡(a)	430,000	431,589
2.900%, due 5/13/22‡	1,250,000	1,290,874
		9,171,236
Consumer, Non-cyclical — 5.2%
AbbVie, Inc.
0.897%, (3-Month LIBOR + 0.65%) due 11/21/22‡(a)	599,000	601,109
2.300%, due 5/14/21	270,000	272,130
2.600%, due 11/21/24‡	500,000	531,758
Anthem, Inc.
3.125%, due 5/15/22	975,000	1,014,706
AstraZeneca PLC, (United Kingdom)
0.945%, (3-Month LIBOR + 0.67%) due 8/17/23(a)	750,000	754,688
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23‡	1,450,000	1,574,514
Global Payments, Inc.
3.800%, due 4/1/21	169,000	170,859
Kellogg Co.
3.125%, due 5/17/22	1,075,000	1,114,935
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	1,000,000	1,085,064
Pfizer, Inc.
0.580%, (3-Month LIBOR + 0.33%) due 9/15/23(a)	481,000	481,000
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
0.783%, (3-Month LIBOR + 0.56%) due 6/24/22‡(a)	275,000	276,032
Stryker Corp.
1.150%, due 6/15/25	500,000	504,571
Tyson Foods, Inc.
4.500%, due 6/15/22	1,050,000	1,107,370
Upjohn, Inc.
1.125%, due 6/22/22‡	750,000	756,971
		10,245,707
Energy — 2.4%
BP Capital Markets PLC, (United Kingdom)
3.561%, due 11/1/21	1,075,000	1,109,033
Energy Transfer Operating LP
4.650%, due 6/1/21	354,000	358,868
Enterprise Products Operating LLC
3.350%, due 3/15/23	1,107,000	1,172,099
Kinder Morgan Energy Partners LP
4.150%, due 2/1/24	900,000	977,217
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	$520,000	$520,030
Valero Energy Corp.
2.850%, due 4/15/25	675,000	694,865
		4,832,112
Financial — 24.5%
AIG Global Funding
0.800%, due 7/7/23‡	925,000	930,224
0.900%, due 9/22/25‡	400,000	396,373
American Campus Communities Operating Partnership LP
3.750%, due 4/15/23	900,000	945,923
American Express Co.
0.873%, (3-Month LIBOR + 0.62%) due 5/20/22(a)	882,000	887,193
3.400%, due 2/27/23	850,000	904,611
American International Group, Inc.
4.875%, due 6/1/22	700,000	748,643
Ares Finance Co. LLC
4.000%, due 10/8/24‡	750,000	798,017
Banco Santander SA, (Spain)
2.746%, due 5/28/25	1,200,000	1,265,116
Bank of America Corp.
1.197%, (SOFR + 1.01%) due 10/24/26(a)	900,000	901,047
2.503%, due 10/21/22	1,475,000	1,504,552
Barclays Bank PLC, (United Kingdom)
1.700%, due 5/12/22	2,000,000	2,033,764
BNP Paribas SA, (France)
4.250%, due 10/15/24	1,500,000	1,659,570
Citigroup, Inc.
0.776%, (SOFR + 0.69%) due 10/30/24(a)	1,450,000	1,446,387
Credit Agricole SA/London, (France)
1.907%, due 6/16/26‡(a)	800,000	815,033
3.375%, (SOFR + 1.68%) due 1/10/22‡	925,000	954,711
Credit Suisse AG, (Switzerland)
1.000%, due 5/5/23	1,575,000	1,594,256
Fifth Third Bancorp
1.625%, due 5/5/23	1,475,000	1,513,312
Goldman Sachs Group, Inc. (The)
3.000%, due 4/26/22	1,391,000	1,408,294
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	1,525,000	1,687,065
Huntington National Bank (The)
3.125%, due 4/1/22	1,100,000	1,140,276
J.P. Morgan Chase & Co.
3.875%, due 9/10/24	1,600,000	1,767,648
KeyBank NA
1.250%, due 3/10/23	540,000	550,705
Lloyds Banking Group PLC, (United Kingdom)
1.326%, (CMT + 1.10%) due 6/15/23(a)	1,675,000	1,686,725

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.126%, (3-Month LIBOR + 1.88%) due 3/1/21(a)	$323,000	$325,018
3.407%, due 3/7/24	1,325,000	1,433,661
Mizuho Financial Group, Inc., (Japan)
0.880%, (3-Month LIBOR + 0.63%) due 5/25/24(a)	1,525,000	1,526,150
1.099%, (3-Month LIBOR + 0.85%) due 9/13/23(a)	525,000	527,867
Morgan Stanley
4.100%, due 5/22/23	2,054,000	2,223,223
National Retail Properties, Inc.
3.900%, due 6/15/24	650,000	701,145
Nordea Bank Abp, (Finland)
0.750%, due 8/28/25‡	1,100,000	1,090,544
PNC Bank NA
0.581%, (3-Month LIBOR + 0.33%) due 2/24/23(a)	600,000	601,016
Protective Life Global Funding
1.082%, due 6/9/23‡	1,050,000	1,063,512
Prudential Financial, Inc.
4.500%, due 11/16/21	1,425,000	1,487,828
SBA Tower Trust
1.884%, due 7/15/50‡	250,000	257,761
Standard Chartered PLC, (United Kingdom)
1.319%, (CMT + 1.17%) due 10/14/23‡(a)	1,150,000	1,151,754
Sumitomo Mitsui Banking Corp., (Japan)
3.200%, due 7/18/22	550,000	573,608
3.950%, due 1/12/22‡	1,045,000	1,088,515
Sumitomo Mitsui Trust Bank Ltd., (Japan)
0.800%, due 9/12/23‡	1,325,000	1,324,647
Swedbank AB, (Sweden)
1.300%, due 6/2/23‡	2,000,000	2,030,664
UBS AG, (Switzerland)
1.750%, due 4/21/22‡	750,000	763,762
UBS Group AG, (Switzerland)
1.230%, (3-Month LIBOR + 0.95%) due 8/15/23‡(a)	550,000	552,804
Wells Fargo & Co.
2.625%, due 7/22/22	1,635,000	1,692,150
		47,955,074
Government — 0.4%
International Bank for Reconstruction & Development, (Supranational)
2.160%, due 11/18/24	825,000	828,176
Industrial — 3.2%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	520,000	520,000
Boeing Co. (The)
1.950%, due 2/1/24	975,000	971,275
2.700%, due 5/1/22	375,000	381,125
	Principal Amount	Value
Corporate Bonds (continued)
Industrial (continued)3.2%
Carrier Global Corp.
1.923%, due 2/15/23‡	$800,000	$823,219
CNH Industrial Capital LLC
1.950%, due 7/2/23	400,000	406,809
4.375%, due 4/5/22	700,000	733,717
Flex Ltd.
3.750%, due 2/1/26	625,000	683,006
John Deere Capital Corp.
3.200%, due 1/10/22	1,022,000	1,056,691
Northrop Grumman Corp.
2.550%, due 10/15/22	702,000	730,388
		6,306,230
Technology — 1.0%
DXC Technology Co.
4.000%, due 4/15/23	800,000	847,610
Hewlett Packard Enterprise Co.
0.929%, (3-Month LIBOR + 0.68%) due 3/12/21(a)	586,000	586,462
Infor, Inc.
1.750%, due 7/15/25‡	550,000	564,915
		1,998,987
Utilities — 3.8%
DTE Energy Co.
2.250%, due 11/1/22	1,100,000	1,136,900
Series F, 1.050%, due 6/1/25	425,000	426,466
Entergy Corp.
4.000%, due 7/15/22	1,150,000	1,210,307
Eversource Energy
2.500%, due 3/15/21	1,252,000	1,259,464
Pacific Gas and Electric Co.
1.750%, due 6/16/22	775,000	775,773
Pinnacle West Capital Corp.
1.300%, due 6/15/25	625,000	633,427
Southern California Edison Co.
Series 20C, 1.200%, due 2/1/26	800,000	793,834
Southern Power Co.
Series E, 2.500%, due 12/15/21	1,129,000	1,152,876
		7,389,047
Total Corporate Bonds
(Cost $102,275,483)		$103,336,957
U.S. Treasury Note — 3.0%
U.S. Treasury Note, 0.125%, due 10/31/22
(Cost $5,996,953)	6,000,000	5,996,250
United States Government Agency & Obligations — 17.8%
Government — 17.8%
Federal Farm Credit Banks Funding Corporation
0.680%, due 6/17/24	1,700,000	1,703,281
0.900%, due 8/19/27	1,800,000	1,795,032
0.950%, due 7/21/28	2,000,000	1,985,526
1.000%, due 8/3/27	1,700,000	1,700,104
1.030%, due 12/1/28	3,000,000	2,985,309
1.040%, due 5/27/27	1,150,000	1,153,091
1.050%, due 6/22/28	1,250,000	1,250,994

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2020 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Government (continued)
1.090%, due 6/4/27	$2,160,000	$2,161,253
1.140%, due 8/20/29	1,750,000	1,746,768
1.150%, due 8/12/30	1,800,000	1,777,621
1.240%, due 9/3/30	2,000,000	1,984,550
1.260%, due 10/15/30	2,000,000	1,986,424
Federal Home Loan Banks
0.740%, due 8/12/26	1,800,000	1,797,960
0.930%, due 9/10/27	1,500,000	1,497,604
1.000%, due 6/16/26	1,000,000	1,000,737
Federal Home Loan Mortgage Corporation
0.800%, due 11/25/25	1,000,000	1,000,346
1.125%, due 5/12/27	1,600,000	1,600,297
1.280%, due 4/30/30	2,000,000	1,992,160
1.300%, due 8/12/30	2,000,000	1,985,580
Federal National Mortgage Association
0.550%, due 8/5/25	1,800,000	1,796,753
		34,901,390
Total United States Government Agency & Obligations
(Cost $35,003,152)		34,901,390
United States Government Agency Mortgage-Backed Securities — 7.7%
Government — 7.7%
Federal Home Loan Banks
0.500%, due 4/14/25	3,400,000	3,408,561
Federal Home Loan Mortgage Corporation
0.375%, due 9/23/25	2,855,000	2,834,650
0.650%, due 10/27/25	2,000,000	1,998,526
0.830%, due 11/5/26	2,700,000	2,696,848
Federal National Mortgage Association
0.500%, due 6/17/25	1,700,000	1,700,559
1.875%, due 9/24/26	2,300,000	2,464,857
		15,104,001
Total United States Government Agency Mortgage-Backed Securities
(Cost $15,138,699)		15,104,001

Short-Term Investment — 6.8%
Commercial Paper — 1.5%
Financial — 1.5%
Banco del Estado de Chile
0.000%, due 8/3/21
(Cost $2,988,298)(b)	3,000,000	2,983,620

Shares
Money Market Fund — 5.3%
BlackRock Liquidity T-Fund, 0.04%(c)
(Cost $10,355,124)	$10,355,124	$10,355,124
Value
Total Investments — 101.5%
(Cost $198,112,495)	$199,064,193
Other Assets and Liabilities, Net — (1.5)%	(3,018,309)
Net Assets — 100.0%	$196,045,884

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a) (2) of the Securities Act of 1933, as amended. The total market value of 144A securities held was $49,405,209, 25.2% of net asset value.

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2020.

(b)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)
Reflects the 7-day yield at October 31, 2020.

Abbreviations
CMT — 1 year Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Financing Overnight Rate

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2020 (unaudited)
Open futures contracts outstanding at October 31, 2020:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2020	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	December 2020	(81)	$(11,278,646)	$(11,195,719)	$82,927
U.S. 10 Year Ultra Note	RBC Capital Markets	December 2020	(129)	(20,574,207)	(20,289,281)	284,926
U.S. 5 Year Note (CBT)	RBC Capital Markets	December 2020	(56)	(7,055,391)	(7,033,688)	21,703
						$389,556

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $484,450 at October 31, 2020.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Mortgage Obligation	$—	$156,964	$—	$156,964
Commercial Asset-Backed Securities	—	24,343,800	—	24,343,800
Commercial Mortgage-Backed Securities	—	1,886,087	—	1,886,087
Corporate Bonds	—	103,336,957	—	103,336,957
U.S. Treasury Note	—	5,996,250	—	5,996,250
United States Government Agency & Obligations	—	34,901,390	—	34,901,390
United States Government Agency Mortgage-Backed Securities	—	15,104,001	—	15,104,001
Short-Term Investment:
Commercial Paper	—	2,983,620	—	2,983,620
Money Market Fund	10,355,124	—	—	10,355,124
Total Investments in Securities	10,355,124	188,709,069	—	199,064,193
Other Financial Instruments:(e)
Futures Contracts	389,556	—	—	389,556
Total Investments in Securities and Other Financial Instruments	$10,744,680	$188,709,069	$—	$199,453,749

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

(e)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2020 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Assets
Investments in securities, at value	$169,379,693	$68,558,426	$199,064,193
Cash	—	—	3,373
Deposits at broker for futures contracts	—	—	484,450
Receivable for capital shares transactions	2,704,641	—	—
Interest receivable	1,487,078	687,986	830,039
Receivable for investments sold	490,829	—	6,031,444
Dividend receivable	80	32	410
Prepaid expenses	20	3	60
Due from advisor	30,976	16,179	14,798
Variation margin receivable	—	—	62,156
Total assets	174,093,317	69,262,626	206,490,923
Liabilities
Payable for investments purchased	3,569,104	962,635	10,370,627
Advisory fees payable	53,974	22,957	38,261
Trustee fees payable	852	455	1,495
Compliance fees payable	98	46	142
Accrued expenses and other liabilities	38,602	34,626	34,514
Total liabilities	3,662,630	1,020,719	10,445,039
Net Assets	$170,430,687	$68,241,907	$196,045,884
Composition of Net Assets
Paid-in capital	$168,231,067	$66,340,855	$193,760,453
Total distributable earnings	2,199,620	1,901,052	2,285,431
Net Assets	$170,430,687	$68,241,907	$196,045,884
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	6,300,000	2,600,000	3,950,000
Net Asset Value Per Share	$27.05	$26.25	$49.63
Investments, at cost	$166,314,391	$66,570,795	$198,112,495
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2020 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Investment Income
Interest income	$1,285,580	$697,857	$1,279,434
Dividend income	860	455	3,140
Total investment income	1,286,440	698,312	1,282,574
Expenses
Advisory fees (see Note 3)	251,210	120,408	206,787
Administrative and accounting fees	35,486	21,865	24,311
Custodian fees	14,452	10,176	9,410
Audit and tax fees	11,511	11,511	10,413
Legal fees	9,720	4,922	17,249
Listing fees	4,280	4,280	1,323
Trustee fees	3,678	1,866	5,498
Registration fees	2,866	1,308	2,918
Shareholder reporting fees	2,696	963	4,206
Intraday pricing fees	963	963	463
Compliance fees	150	75	222
Miscellaneous	53	31	87
Total expenses	337,065	178,368	282,887
Waivers (see Note 3)	(148,657)	(88,062)	(76,101)
Net expenses	188,408	90,306	206,786
Net investment income	1,098,032	608,006	1,075,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	297,774	126,365	992,552
Futures contracts	—	—	(193,547)
Net realized gain	297,774	126,365	799,005
Net change in net unrealized appreciation (depreciation) on:
Investment securities	3,956,019	2,041,040	1,266,160
Futures contracts	—	—	385,014
Net change in net unrealized appreciation (depreciation)	3,956,019	2,041,040	1,651,174
Net realized and unrealized gain	4,253,793	2,167,405	2,450,179
Net Increase in Net Assets Resulting From Operations	$5,351,825	$2,775,411	$3,525,967
See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,098,032	$1,387,231	$608,006	$945,956
Net realized gain (loss)	297,774	(525,989)	126,365	707,969
Net change in net unrealized appreciation (depreciation)	3,956,019	(1,706,824)	2,041,040	(862,085)
Net increase (decrease) in net assets resulting from operations	5,351,825	(845,582)	2,775,411	791,840
Distributions to Shareholders	(1,264,379)	(1,960,679)	(699,449)	(1,938,936)
Capital Share Transactions
Proceeds from shares created	78,307,887	74,538,555	14,457,717	13,009,709
Cost of shares redeemed	—	(27,235,568)	—	(3,695,540)
Increase from capital share transactions	78,307,887	47,302,987	14,457,717	9,314,169
Total increase in net assets	82,395,333	44,496,726	16,533,679	8,167,073
Net Assets
Beginning of period	88,035,354	43,538,628	51,708,228	43,541,155
End of period	$170,430,687	$88,035,354	$68,241,907	$51,708,228
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,400,000	1,700,000	2,050,000	1,700,000
Shares created	2,900,000	2,800,000	550,000	500,000
Shares redeemed	—	(1,100,000)	—	(150,000)
Shares outstanding, end of period	6,300,000	3,400,000	2,600,000	2,050,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Period July 31, 2019* to April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,075,788	$825,752
Net realized gain	799,005	21,786
Net change in net unrealized appreciation (depreciation)	1,651,174	(309,920)
Net increase in net assets resulting from operations	3,525,967	537,618
Distributions to Shareholders	(1,084,643)	(693,511)
Capital Share Transactions
Proceeds from shares created	71,727,210	199,385,745
Cost of shares redeemed	(27,305,005)	(50,047,497)
Increase from capital share transactions	44,422,205	149,338,248
Total increase in net assets	46,863,529	149,182,355
Net Assets
Beginning of period	149,182,355	—
End of period	$196,045,884	$149,182,355
Changes in Shares Outstanding
Shares outstanding, beginning of period	3,050,000	—
Shares created	1,450,000	4,050,000
Shares redeemed	(550,000)	(1,000,000)
Shares outstanding, end of period	3,950,000	3,050,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,		For the Period October 18, 2017(a) to April 30, 2018
		2020	2019
Net asset value, beginning of period	$25.89	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.24	0.53	0.72	0.36
Net realized and unrealized gain (loss)	1.21	0.50(c)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.45	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.29)	(0.64)	(0.68)	(0.30)
Net realized gain	—	(0.11)	—	—
Total distributions from net investment income and realized gains	(0.29)	(0.75)	(0.68)	(0.30)
Net asset value, end of period	$27.05	$25.89	$25.61	$24.67
Market price, end of period	$27.06	$26.00	$25.64	$24.86
Total Return
Total investment return based on net asset value(d)	5.63%	4.05%	6.72%	(0.13)%
Total investment return based on market price(e)	5.23%	4.36%	6.02%	0.64%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,431	$88,035	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%(g)	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.54%(g)	0.57%	0.77%	0.99%(g)
Net investment income	1.75%(g)	2.01%	2.89%	2.74%(g)
Portfolio turnover rate(h)	12%	71%	56%	77%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30,		For the Period October 18, 2017(a) to April 30, 2018
		2020	2019
Net asset value, beginning of period	$25.22	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.27	0.53	0.69	0.30
Net realized and unrealized gain (loss)	1.07	0.16(c)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.34	0.69	1.60	(0.09)
Distributions from:
Net investment income	(0.31)	(0.67)	(0.66)	(0.24)
Net realized gain	—	(0.41)	—	—
Total distributions from net investment income and realized gains	(0.31)	(1.08)	(0.66)	(0.24)
Net asset value, end of period	$26.25	$25.22	$25.61	$24.67
Market price, end of period	$26.26	$25.22	$25.66	$24.71
Total Return
Total investment return based on net asset value(d)	5.33%	2.65%	6.59%	(0.34)%
Total investment return based on market price(e)	5.38%	2.44%	6.62%	(0.18)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,242	$51,708	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%(g)	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.59%(g)	0.62%	0.71%	0.77%(g)
Net investment income	2.02%(g)	2.02%	2.76%	2.28%(g)
Portfolio turnover rate(h)	25%	77%	72%	80%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2020 (unaudited)	For the Period July 31, 2019(a) to April 30, 2020
Net asset value, beginning of period	$48.91	$50.01
Income from Investment Operations
Net investment income(b)	0.31	0.74
Net realized and unrealized gain (loss)	0.74	(1.07)
Net increase (decrease) in net assets resulting from investment operations	1.05	(0.33)
Distributions from:
Net investment income	(0.33)	(0.75)
Net realized gain	—	(0.02)
Total distributions from net investment income and realized gains	(0.33)	(0.77)
Net asset value, end of period	$49.63	$48.91
Market price, end of period	$49.65	$48.99
Total Return
Total investment return based on net asset value(c)	2.18%	(0.68)%
Total investment return based on market price(d)	2.03%	(0.52)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,046	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24%(f)	0.24%(f)
Expenses excluding waivers	0.33%(f)	0.49%(f)
Net investment income	1.25%(f)	2.00%(f)
Portfolio turnover rate(g)	87%	292%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2020 (unaudited)
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational funds, the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF commenced operations on October 18, 2017 and IQ Ultra Short Duration ETF commenced operations on July 31, 2019.
The IQ Mackay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF seek to provide current income exempt from federal income tax. The IQ Ultra Short Duration ETF seeks to provide current income while maintaining limited price volatility. There can be no assurance that a Fund’s objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
A fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweep uninvested cash balances into the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal.
LIBOR Replacement
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, it is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance.
Accordingly, the potential effect of a transition away from LIBOR on a Fund or the debt securities or other instruments based on LIBOR in which a Fund invests cannot yet be determined. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2020 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Short Duration ETF have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields”), the sub-advisor to the IQ MacKay Municipal Insured ETF and the IQ MacKay Municipal Intermediate ETF and NYL Investors LLC, the sub-advisor to the IQ Ultra Short Duration ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”) and their management of the investment portfolios of each of the Funds.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the reparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2021, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
0.30% of the average daily net assets of the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and 0.24% of the average daily net assets of the IQ Ultra Short Duration ETF.
As of October 31, 2020, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF in the amounts of  $148,657, $88,062 and $76,101, respectively.
For the period ended October 31, 2020, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and indirect wholly-owned subsidiaries of New York Life. The Sub-Advisors are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Advisor pays for the services of the Sub-Advisors.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement (in each capacity, the “Administrator,” “Custodian,” or “Transfer Agent”). Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
5. FEDERAL INCOME TAX
At October 31, 2020, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$166,545,001	$3,674,287	$(839,595)	$2,834,692
IQ MacKay Municipal Intermediate ETF	66,782,117	2,232,432	(456,123)	1,776,309
IQ Ultra Short Duration ETF	198,121,464	1,314,802	(372,073)	942,729
At April 30, 2020, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:
Fund	Ordinary Income (Loss)1	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$12,107	$178,829	$(957,435)	$(1,121,327)	$(1,887,826)
IQ MacKay Municipal Intermediate ETF	1,729	109,641	(21,549)	(264,731)	(174,910)
IQ Ultra Short Duration ETF	167,538	—	—	(323,431)	(155,893)

1
Includes late year ordinary loss, if any.

2
Amount includes the deferral of post October losses, if any.

At April 30, 2020, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ Mackay Municipal Insured ETF	$4	$(4)
IQ Mackay Municipal Intermediate ETF	(5,257)	5,257
IQ Ultra Short Duration ETF	—	—
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.
The tax character of distributions paid during the years ended April 30, 2020 and 2019 were as follows:
	2020				2019
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$173,339	$1,565,133	$222,207	$—	$20,618	$559,502	$—	$—
IQ MacKay Municipal Intermediate ETF	468,962	1,187,490	282,484	—	25,402	849,138	—	—
IQ Ultra Short Duration ETF	693,511	—	—	—	N/A	N/A	N/A	N/A
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2020, the Funds incurred and elected to defer to May 1, 2020 Post-October Losses and late year ordinary losses of:

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Fund	Late Year Ordinary Gains/(Losses)	Short-Term Post October Gains/(Losses)	Long-Term Post October Gains/(Losses)
IQ MacKay Municipal Insured ETF	$—	$(1,117,496)	$160,061
IQ MacKay Municipal Intermediate ETF	—	(79,310)	57,761
IQ Ultra Short Duration ETF	—	—	—
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
The Advisor is an affiliate and subsidiary of New York Life Insurance and Annuity Corporation. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2020, New York Life Insurance and Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the following:
Fund	% Ownership
IQ MacKay Municipal Intermediate ETF	44.9%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2020 are as follows:
Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$89,630,413	$14,682,077
IQ MacKay Municipal Intermediate ETF	30,764,011	14,533,885
IQ Ultra Short Duration ETF	197,402,393	130,182,103
8. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts
A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. As of October 31, 2020, the open futures contracts for the IQ Ultra Short Duration ETF are shown in the Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Assets Derivatives
Interest Risk
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts1	$389,556

1
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2020 were as follows:
Interest Risk
Realized gain (loss)
Futures contracts	$(193,547)
Change in Unrealized appreciation (depreciation)
Futures contracts	$385,014
For the period ended October 31, 2020, the monthly average notional value of the futures contracts held by IQ Ultra Short Duration ETF Fund as follows:
Asset Derivatives
Futures contracts	$22,730
Liability Derivatives
Futures contracts	$(32,296,446)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions. Shares of a Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase a Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Income Risk
A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of a Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a fund and its investments.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a fund and its investments.
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backedsecurities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
Municipal Bond Risk
A Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bonds most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Trading Price Risk
Although it is expected that generally the market price of a fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.
U.S. Tax Treatment Risk
Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

Notes to Financial Statements (continued)

October 31, 2020 (unaudited)
10. NEW ACCOUNTING PRONOUNCEMENTS
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Advisor evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of October 31, 2020. The Advisor is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2020-04 ("ASU 2020-04"), which provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Advisor is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
The Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

IndexIQ Active ETF Trust
SEMI-ANNUAL REPORT | October 31, 2020
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1758022ME10a-12/20

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 6, 2021

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	January 6, 2021